Equity Investments (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 17, 2021 USD ($) item shares	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Equity Investment
Value of shares issued as payment for equity method investment			$ 443	$ 440
Loss from equity method investments			$ 308	4,514	$ 1,035
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%		10.00%
Payments for equity investments	$ 4,000
Value of shares issued as payment for equity method investment	$ 5,300		$ 4,200
Number of common shares held in equity method investment | shares	581,795
Warrants to purchase common shares | shares	286,582
Total investment	$ 9,300		4,200
Number of board seats currently held | item	1
Total number of board seats | item	5
Percentage of voting right	20.00%
Loss from equity method investments			300	400	100
Amount of impairment loss			$ 0	$ 4,400	$ 0
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)		33.33%
Proceeds from sale of equity method investment		$ 1,650
Gain on sale of equity method investment		$ 500
e1 Marine LLC | Corporate Joint Venture
Equity Investment
Percentage of ownership interest (as a percent)	33.33%